Fair Value Measurement (Details 2)	10 Months Ended
	Dec. 31, 2017 USD ($)
Level 3 assets [Member]
Beginning balance	$ 4,989,490
Reclassification between different investment type		[1]
Transfer out of fair value leveling since recorded as cost method	(3,079,715)	[1]
Change in unrealized depreciation	(838,835)
Ending Balance	1,070,940
Net change in unrealized depreciation relating to investments still held at December 31, 2017	(836,530)
Level 3 assets [Member] | February 28, 2017 [Member]
Beginning balance	17,982,135
Transfer out of Level 3 due to change in status - consolidated subsidiary	(757,647)	[2]
Reclassification between different investment type
Transfer out of fair value leveling since recorded as cost method	(12,234,998)	[3]
Convertible notes [Member]
Beginning balance	3,082,020
Reclassification between different investment type	(3,079,715)	[1]
Transfer out of fair value leveling since recorded as cost method		[1]
Change in unrealized depreciation	(2,305)
Ending Balance
Net change in unrealized depreciation relating to investments still held at December 31, 2017
Convertible notes [Member] | February 28, 2017 [Member]
Beginning balance	3,082,020
Transfer out of Level 3 due to change in status - consolidated subsidiary		[2]
Transfer out of fair value leveling since recorded as cost method	3,082,020	[3]
Common Stock
Beginning balance
Reclassification between different investment type		[1]
Transfer out of fair value leveling since recorded as cost method		[1]
Change in unrealized depreciation
Ending Balance
Net change in unrealized depreciation relating to investments still held at December 31, 2017
Common Stock | February 28, 2017 [Member]
Beginning balance	7,920,000
Transfer out of Level 3 due to change in status - consolidated subsidiary		[2]
Transfer out of fair value leveling since recorded as cost method	(7,920,000)	[3]
Preferred Stock
Beginning balance
Reclassification between different investment type	3,079,715	[1]
Transfer out of fair value leveling since recorded as cost method	(3,079,715)	[1]
Change in unrealized depreciation
Ending Balance
Net change in unrealized depreciation relating to investments still held at December 31, 2017
Preferred Stock | February 28, 2017 [Member]
Beginning balance	4,314,998
Transfer out of Level 3 due to change in status - consolidated subsidiary		[2]
Transfer out of fair value leveling since recorded as cost method	(4,314,998)	[3]
Warrants [Member]
Beginning balance	1,907,470
Reclassification between different investment type		[1]
Transfer out of fair value leveling since recorded as cost method		[1]
Change in unrealized depreciation	(836,530)
Ending Balance	1,070,940
Net change in unrealized depreciation relating to investments still held at December 31, 2017	(836,530)
Warrants [Member] | February 28, 2017 [Member]
Beginning balance	1,907,470
Transfer out of Level 3 due to change in status - consolidated subsidiary		[2]
Transfer out of fair value leveling since recorded as cost method	1,907,470	[3]
Aptorum Therapeutics - related party [Member]
Beginning balance
Reclassification between different investment type		[1]
Transfer out of fair value leveling since recorded as cost method		[1]
Change in unrealized depreciation
Ending Balance
Net change in unrealized depreciation relating to investments still held at December 31, 2017
Aptorum Therapeutics - related party [Member] | February 28, 2017 [Member]
Beginning balance	757,647
Transfer out of Level 3 due to change in status - consolidated subsidiary		[2]
Transfer out of fair value leveling since recorded as cost method		[3]

[1]	On March 9, 2017, the convertible promissory notes (including its accrued interest, totally $520,822) of Centrexion Therapeutics Corporation was converted into preferred stock (Series C) of the same company. On May 25, 2017, the convertible promissory notes (including its accrued interest, totaling $2,558,893) of Alzheon Inc., was converted into preferred stock (Series B) of the same company. The preferred stocks are considered non-marketable investments and were therefore reclassified out of the fair value hierarchy to be reported under cost method.
[2]	Upon the effective date of the change in status, March 1, 2017, the subsidiaries were no longer recognized at fair value and were instead consolidated when preparing the financial statements.
[3]	The equity investments of common stock and preferred stock were non-marketable investments under cost method upon change in status. Subsequently, Athenex Inc. was listed on the NASDAQ stock exchange on June 14, 2017 and common stock with an amount of $7,920,000 has been transferred to common stock in Level 1 with amount of $7,920,000, which was subsequently sold in December 2017 with a gain from the marketable securities of $3,722,234 recognized.